Redeemable Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Redeemable Non-controlling Interest
Schedule of redeemable non-controlling interest

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance as of January 1	5,582	7,587	9,337
Cumulative effect of adopting ASU 2016-13	—	—	(14)
Gain	2,001	1,120	1,165
Accretion of redeemable non-controlling interest	—	629	500
Foreign currency translation adjustment, net of nil income taxes	4	1	(978)
Balance as of December 31	7,587	9,337	10,010